STOCKHOLDERS' EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended
	Jun. 27, 2012	Jun. 26, 2012	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2012 Stock options Maximum	Dec. 31, 2012 Stock options Research and development expenses	Dec. 31, 2011 Stock options Research and development expenses	Dec. 31, 2012 Stock options General and administrative expenses	Dec. 31, 2011 Stock options General and administrative expenses	Dec. 31, 2012 Options awarded after March 2005
Stock-based compensation plan
Number of shares authorized	700,000	240,000
Number of shares available to be issued			137,628
Vesting period			4 years
Vesting rights as of the date of award and on each of the next four anniversary dates (as a percent)			20.00%
Period preceding the date of grant considered in determining average price of common stock			5 days
Term of awards					10 years					5 years
Stock-based compensation expense						$ 0.8	$ 0.3	$ 1.2	$ 0.7
Stock-based compensation expense capitalized			0	0
Recognized tax benefits associated with the stock-based compensation charge			0	0
Number of options
Balance, beginning of year (in shares)			177,364	43,036
Granted (in shares)			532,304	157,333
Forfeited (in shares)			(147,112)	(20,251)
Expired (in shares)			(2,741)	(2,754)
Balance, end of year (in shares)			559,815	177,364
Options exercisable, end of year (in shares)			159,017	59,454
Weighted average exercise price
Balance, beginning of year (in dollars per share)			$ 26.50	$ 130.00
Granted (in dollars per share)			$ 11.00	$ 17.50
Forfeited (in dollars per share)			$ 15.00	$ 145.00
Expired (in dollars per share)			$ 167.00	$ 181.50
Balance, end of year (in dollars per share)			$ 15.00	$ 26.50
Options exercisable, end of year (in dollars per share)			$ 22.50	$ 47.50
Assumption used to estimate fair value of options granted
Risk-free interest rate (as a percent)			1.18%	2.04%
Dividend yield (as a percent)			0.00%	0.00%
Volatility factor (as a percent)			116.43%	116.79%
Expected life			4 years 5 months 1 day	4 years 3 months 7 days
Weighted average fair value of stock options granted (in dollars per share)			$ 8.50	$ 13.50
Vested and unvested expected to vest
Vested and unvested expected to vest options outstanding (in shares)			559,815
Vested and unvested expected to vest options exercisable (in shares)			159,017
Vested and unvested expected to vest options outstanding, Weighted-Average Exercise Price (in dollars per share)			$ 15.00
Vested and unvested expected to vest options exercisable, Weighted-Average Exercise Price (in dollars per share)			$ 22.50
Vested and unvested expected to vest options outstanding, Weighted-Average Remaining Contractual Term			4 years 4 months 2 days
Vested and unvested expected to vest options exercisable, Weighted-Average Remaining Contractual Term			3 years 11 months 8 days
Total compensation cost not yet recognized			$ 2.4
Weighted-average period for recognition of compensation cost not yet recognized			2 years 1 month 17 days